Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party transactions

Related party transactions as of June 30, 2024 and December 31, 2023 are summarized as follows:

	Jun 30, 2024	Dec 31, 2023

Accounts payable	$302,775	$205,558
Accrued liabilities	481,280	296,839
	$784,055	$502,397

Stefan Muehlbauer resigned as a director on February 14, 2023 and is currently the Chief Financial Officer (“CFO”). During the six months ended June 30, 2024, the Company incurred management fees to the CFO totaling an aggregate of $93,750 (June 30, 2023 - $58,125). At June 30, 2024, $182,272 (June 30, 2023 - $110,465) was owing to the CFO for management fees, both current and past due, and $18,727 (June 30, 2023 - $1,180) for reimbursement of out of pocket expenses. The Company entered into a new employment agreement with the CFO effective February 1, 2024 (the “CFO Agreement”). Under the terms of the CFO Agreement, Mr. Muehlbauer will continue to serve as the Company’s chief financial officer until December 31, 2025, except upon earlier termination pursuant to the terms of the CFO Agreement. Pursuant to the CFO Agreement, Mr. Muehlbauer is entitled to an annual base salary of $200,000 and is eligible to participate in the Company’s retirement plan, subject to the eligibility terms and conditions of such plan. The CFO Agreement also indicates that Mr. Muehlbauer shall be eligible to receive (i) an annual cash bonus of up to 100% of his base salary pursuant to a separate bonus agreement and (ii) a stock-based bonus of up to 100% of his base salary pursuant to a separate stock grant agreement.

On February 14, 2023, Tiffany Muehlbauer resigned as Chief Technology Officer. At June 30, 2024, $12,766 (June 30, 2023 - $12,766) was owing to the prior officer for past due salaries and $25,500 (June 30, 2023 - $25,500) for management fees.

At June 30, 2024, the Company owed a company controlled by the above two related parties $20,647 (June 30, 2023 - $20,647) for office expenses.

On February 14, 2023, Sune Mathiesen became a director and Chief Executive Officer (“CEO”) of the Company. During the six months ended June 30, 2024, Lithium Harvest incurred management fees payable to the CEO totaling an aggregate of $79,164 (DKK 550,000) (June 30, 2023 - $119,808 (DKK 825,000)). At June 30, 2024, $220,031 (DKK 1,528,691) (June 30, 2023 - $91,945 (DKK 627,500)) was owing to the CEO for salary, and $Nil (June 30, 2023 - $459 (DKK 16,779)) for out of pocket expenses. At June 30, 2024, an aggregate of $Nil (June 30, 2023 - $23 (DKK 155)) was owed to the CEO for accrued interest under a loan from the CEO. The loan had a 3% interest rate and was due on or before May 1, 2023. The loan was repaid on April 17, 2023. (See Note 10) Lithium Harvest entered into an Employment Agreement with Mr. Mathiesen on February 14, 2023. His annual salary is approximately $300,000 (DKK 2,200,000), payable on a monthly basis with other benefits. The employment agreement is non-terminable until December 31, 2025. Subject to other conditions and terms, the CEO may be eligible to receive an annual bonus of up to 150% of his current annual salary.

Effective on April 1, 2024, the employment agreement with Mr. Mathiesen and Lithium Harvest was terminated by mutual agreement of the parties and Mr. Mathiesen entered into a new executive employment agreement with the Company (the “CEO Employment Agreement”). Under the terms of the CEO Employment Agreement, Mr. Mathiesen will continue to serve as the Company’s chief executive officer until December 31, 2025, except upon earlier termination pursuant to the terms of the CEO Employment Agreement. Pursuant to the CEO Employment Agreement, Mr. Mathiesen is entitled to an annual base salary of $300,000 and is eligible to participate in the Company’s retirement plan, subject to the eligibility terms and conditions of such plan. The CEO Employment Agreement also indicates that Mr. Mathiesen shall be eligible to receive (i) an annual cash bonus of up to 150% of his base salary pursuant to a separate bonus agreement and (ii) a stock-based bonus of up to 100% of his base salary pursuant to a separate stock grant agreement. This Employment Agreement was filed as Exhibit 10.2 to the Company’s Current Report on Form 8-K filed with the Securities and Exchange Commission on February 15, 2023. At June 30, 2024, the Company incurred and owed management fees payable to the CEO totaling an aggregate of $75,000 and $7,000 for reimbursement of out of pocket expenses.

At June 30, 2024, a company controlled by a director and CEO was owed $Nil (June 30, 2023 - $286,176 (DKK 1,953,067)) for management fees and out of pocket expenses, both current and past due. An aggregate of $Nil (June 30, 2023 - $17,217 (DKK 118,300)) was also owed to a company controlled by the director and CEO for notes payable and accrued interest. The loan had a 3% interest rate that was due on or before May 1, 2023. The loan was repaid on April 19, 2023. On June 27, 2024, a company controlled by a director and the Chief Executive Officer of the Company loaned the Company $21,901 (DKK 152,160). The loan bears no interest and is due on or before September 30, 2024. If the loan is not paid by September 30, 2024, then the loan shall bear a rate of 5% interest.

On February 14, 2023, Paw Juul became the Chief Technology Officer (“CTO”) of the Company. During the six months ended June 30, 2024, Lithium Harvest incurred management fees from the CTO totaling an aggregate of $159,432 (DKK 1,100,000) (June 30, 2023 - $119,808 (DKK 825,000). At June 30, 2024, $260,068 (DKK 1,806,850) (June 30, 2023 - $91,945 (DKK 627,500)) was owing to the CTO for salaries. Lithium Harvest entered into an Employment Agreement with Mr. Juul on February 14, 2023. His annual salary is approximately $300,000 (DKK 2,200,000), payable on a monthly basis with other benefits. The employment agreement is non-terminable until December 31, 2025. Subject to other conditions and terms, the CTO may be eligible to receive an annual bonus up to 150% of his current annual salary.

On April 28, 2023, a company controlled by a director and CTO of the Company, Paw Juul, loaned the Company $14,506 (DKK 99,000). The loan had a 3% interest rate that was due on or before June 30, 2023. The loan was repaid on August 24, 2023.

At June 30, 2024, a company controlled by the CEO and CTOs of the Company (Sune Mathiesen and Paw Juul), was owed $310 for out of pocket expenses.

12. Related-Party Transactions

Related party transactions as of December 31, 2023 and December 31, 2022 are summarized as follows:

	December 31, 2023	December 31, 2022

Accounts payable	$205,558	$146,402
Accrued liabilities	296,839	-
	$502,397	$146,402

Stefan Muehlbauer resigned as a director of the Company on February 14, 2023 and is currently the Chief Financial Officer (“CFO”) of the Company. During the year ended December 31, 2023, the Company incurred management fees to the CFO totaling an aggregate of $120,625. At December 31, 2023, $140,875 was owing to the CFO for management fees, consisting of current and past due amounts, and $2,020 for reimbursement of out of pocket expenses. The Company entered into an Employment Agreement with the CFO on February 14, 2023. His annual salary is $125,000, payable on a monthly basis with other benefits. The employment agreement is for a period of one year and at such time the CFO will be eligible to receive a one-time, lump sum bonus of $25,000, subject to other conditions and terms.

On February 14, 2023, Tiffany Muehlbauer resigned as Chief Technology Officer of the Company. At December 31, 2023, $12,766 was owing to Ms. Muehlbauer for past due salaries and $25,500 for management fees.

At December 31, 2023, the Company owed a company controlled by Stefan Muehlbauer and Tiffany Muehlbauer the amount of $20,647 for office expenses.

On February 14, 2023, Sune Mathiesen became a director and Chief Executive Officer (“CEO”) of the Company. During the year ended December 31, 2023, Lithium Harvest incurred management fees payable to the CEO totaling an aggregate of $285,020 (DKK 1,925,000). At December 31, 2023, $151,764 (DKK 1,025,000) was owing to the CEO for salaries, and $2,771 (DKK 18,714) for reimbursement of out of pocket expenses. Lithium Harvest entered into an Employment Agreement with Mr. Mathiesen on February 14, 2023. His annual salary is approximately $300,000 (DKK 2,200,000), payable on a monthly basis with other benefits. The employment agreement is non-terminable until December 31, 2025. Subject to other conditions and terms, the CEO may be eligible to receive an annual bonus of up to 150% of his current annual salary.

At December 31, 2023, a company controlled by the director and CEO was owed $40,425 (DKK 273,027) for out of pocket expenses, current and past due. During the year ended December 31, 2023, Lithium Harvest entered into two notes payable with a company controlled by the CEO of the Company, with one note in the principal amount of $17,173 (DKK 118,000) and the other in the principal amount of $2,183 (DKK 15,000), and each with a 3% interest rate per annum that was due on or before May 1, 2023. During the year ended December 31, 2023, the loans were repaid.

On February 14, 2023, Paw Juul became the Chief Technology Officer (“CTO”) of the Company. During the year ended December 31, 2023, Lithium Harvest incurred management fees from the CTO totaling an aggregate of $285,020 (DKK 1,925,000). At December 31, 2023, $143,895 (DKK 971,850) was owing to the CTO for salaries. Lithium Harvest entered into an Employment Agreement with Mr. Juul on February 14, 2023. His annual salary is approximately $300,000 (DKK 2,200,000), payable on a monthly basis with other benefits. The employment agreement is non-terminable until December 31, 2025. Subject to other conditions and terms, the CTO may be eligible to receive an annual bonus up to 150% of the current annual salary.

On April 28, 2023, a Company controlled by a director and CTO of the Company, Paw Juul, loaned the Company $14,506 (DKK 99,000). The loan had a 3% interest rate that was due on or before June 30, 2023. During the year ended December 31, 2023, the loan was repaid.